Debt and Other Obligations - Revolving credit facility (Details) $ in Thousands			3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 02, 2019 EUR (€)	Apr. 01, 2019 EUR (€)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Amortization of debt issuance costs			$ 555	$ 1,180	$ 1,090	$ 1,835
Revolving Credit Facility
Debt Instrument [Line Items]
Extended expiration period	3 years
Revolving credit commitments | €	€ 250,000,000	€ 75,000,000
Maximum leverage ratio	2.25
Minimum leverage ratio	1.75
Leverage ratio		2.30
Amortization of debt issuance costs			185		373		$ 178	$ 381
Transaction costs			$ 3,756		$ 3,756		$ 2,394
Revolving Credit Facility | Eurodollar
Debt Instrument [Line Items]
Basis spread on variable rate	190.00%	250.00%
Commitment fee	35.00%